PROVISIONS - Summary of Provisions Reconciliation (Details) £ in Millions	12 Months Ended
Dec. 31, 2024 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 402
Additional provisions (See Note 8)	701
Provisions released (See Note 8)	(5)
Utilisation and other	(508)
Recharge	15
Reclassification from provisions to other assets	6
Ending balance	611
Customer remediation
Disclosure of other provisions [line items]
Beginning balance	106
Additional provisions (See Note 8)	306
Provisions released (See Note 8)	0
Utilisation and other	(64)
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	348
Litigation and other regulatory
Disclosure of other provisions [line items]
Beginning balance	132
Additional provisions (See Note 8)	29
Provisions released (See Note 8)	(4)
Utilisation and other	(45)
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	112
Regulatory levies and fees
Disclosure of other provisions [line items]
Beginning balance	0
Additional provisions (See Note 8)	44
Provisions released (See Note 8)	0
Utilisation and other	(42)
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	2
Bank Levy
Disclosure of other provisions [line items]
Beginning balance	0
Additional provisions (See Note 8)	41
Provisions released (See Note 8)	0
Utilisation and other	(58)
Recharge	15
Reclassification from provisions to other assets	6
Ending balance	4
Property
Disclosure of other provisions [line items]
Beginning balance	47
Additional provisions (See Note 8)	2
Provisions released (See Note 8)	(1)
Utilisation and other	(20)
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	28
ECL on undrawn facilities and guarantees
Disclosure of other provisions [line items]
Beginning balance	78
Additional provisions (See Note 8)	7
Provisions released (See Note 8)	0
Utilisation and other	0
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	85
Restructuring
Disclosure of other provisions [line items]
Beginning balance	32
Additional provisions (See Note 8)	87
Provisions released (See Note 8)	0
Utilisation and other	(101)
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	18
Other
Disclosure of other provisions [line items]
Beginning balance	7
Additional provisions (See Note 8)	185
Provisions released (See Note 8)	0
Utilisation and other	(178)
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	£ 14